Income Tax (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Income Tax [Abstract]
Income Tax
3. Income Tax
In determining the quarterly provisions for income taxes, the Company uses the annual estimated effective tax rate applied to the actual year-to-date income (loss), adjusted for discrete items arising in that quarter. In addition, the effect of changes in enacted tax laws or rates and tax status is recognized in the interim period in which the change occurs.
The computation of the estimated annual effective income rate at each interim period requires certain estimates and assumptions including, but not limited to, the expected pre-tax income (or loss) for the year, projections of the proportion of income (and/or loss) earned and tax in foreign jurisdictions and permanent and temporary differences. The accounting estimates used to compute the provision or benefit for income taxes may change as new events occur, additional information is obtained or the Company’s tax environment changes. To the extent that the estimated annual effective income tax rate changes during a quarter, the effect of the change on prior quarters is included in the income tax provision in the quarter in which the change occurs.
For the three months ended September 30, 2022 and 2021, the Company recorded an income tax provision of $3,474 and $461, respectively. For the nine months ended September 30, 2022 and 2021, the Company recorded an income tax provision (benefit) of $3,727 and $(214) respectively. The Company’s annual estimated effective tax rate differs from the U.S. federal statutory rate of 21% primarily as a result of state taxes, unit-based compensation, foreign derived intangible income deduction and other permanent differences.

7.  Income Tax
Net income (loss) before income tax includes the following components:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
United States	$6,265	$(12,917)	$(2,729)	$10,147
International	35	—	—	—
	$6,300	$(12,917)	$(2,729)	$10,147
Income tax provision (benefit) for the year ended December 31, 2021 and the period from June 11, 2020 through December 31, 2020 for the Successor, and for the period from January 1, 2020 through June 10, 2020 and for the year ended December 31, 2019 for the Predecessor, consisted of the following:

	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Current income tax provision (benefit):
Federal	$4,828	$1,461	$760	$341
State	711	521	193	(73)
International	9	—	—	—
Total current tax provision (benefit):	5,548	1,982	953	268
Deferred income tax provision (benefit):
Federal	(4,436)	(3,552)	(1,304)	2,170
State	124	(388)	(264)	3
International	—	—	—	—
Total deferred tax provision (benefit):	(4,312)	(3,940)	(1,568)	2,173
Total income tax provision (benefit)	$1,236	$(1,958)	$(615)	$2,441
The tax effects of temporary differences that give rise to portions of deferred tax assets and deferred tax liabilities are as follows:
	Successor
	December 31,
	2021	2020
Deferred tax assets:
Accrued expenses	$474	$393
Net operating losses	4	10
General business credit	300	421
Deferred rent	47	—
Accrued compensation	282	591
Deferred revenue	—	204
Tax original issue discount	491	663
Capitalized interest carryforward	195	—
Gross deferred tax assets	1,793	2,282
Less: Valuation allowance	—	(78)
Total deferred tax assets	1,793	2,204
Deferred tax liabilities:
Intangible assets	(22,551)	(27,291)
Other	(154)	(137)
Total gross deferred tax liabilities:	(22,705)	(27,428)
Net deferred tax liabilities	$(20,912)	$(25,224)
ASC 740 requires that the tax benefit of net operating losses, temporary differences and credit carryforwards be recorded as deferred tax asset (“DTA”) to the extent that management assesses that realization is “more likely than not.” The Company considers evidence, both positive and negative, that could affect future realization of DTAs. After considering all evidence, the Company determined a partial valuation allowance of $78 would be required on certain state deferred tax assets as of December 31, 2020 and no valuation allowance was needed as of December 31, 2021 to recognize the portion of the DTA that is more likely than not to be realized.
Tax credit carryforwards are as follows:
	Successor
	December 31, 2021
	Amount	Expiration Years
Tax credits, state	468	Do Not Expire
	Successor
	December 31, 2020
	Amount	Expiration Years
Tax credits, state	603	Do Not Expire
The reconciliation between the Company’s effective tax rate on income (loss) before income tax and the statutory tax rate is as follows:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Income tax provision at the federal statutory rate	21.0%	21.0%	21.0%	21.0%
State taxes	9.6%	(0.9)%	2.4%	1.4%
Equity compensation	4.4%	(0.8)%	(1.2)%	2.3%
Transaction costs	—%	(4.7)%	(0.7)%	—%
Foreign derived intangible income deduction	(11.0)%	2.1%	9.8%	(2.4)%
CARES Act	—%	—%	(6.5)%	—%
Change in valuation allowance	(1.2)%	(0.6)%	—%	—%
Other items	(3.2)%	(0.9)%	(2.2)%	1.8%
	19.6%	15.2%	22.6%	24.1%
The following table summarized the activity related to the gross unrecognized tax benefits as of December 31, 2021 and for the period from June 11, 2020 through December 31, 2020 for the Successor, and for the period from January 1, 2020 and June 10, 2020 and as of December 31, 2019 for the Predecessor:
	Successor		Predecessor
	Year ended December 31, 2021	From June 11, 2020 through December 31, 2020	From January 1, 2020 through June 10, 2020	Year ended December 31, 2019
Balance at the beginning of the year	$232	$171	$149	$128
Increase related to current year tax positions	109	61	22	21
Balance at end of the year	$341	$232	$171	$149
All of the Company’s unrecognized tax benefits, if recognized, would change the effective rate. The Company does not expect any material changes to the unrecognized tax benefits over the next 12 months. The Company recognizes a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits, and uncertain income tax positions must meet a more likely than not recognition threshold to be recognized. The Company recognizes interest and penalties related to unrecognized tax benefits in “Income tax provision (benefit)” in the consolidated statements of operations and comprehensive income (loss). Interest and penalties are not material for each of the periods presented.
The Company believes it is more likely than not that all significant tax positions taken to date would be sustained by the relevant taxing authorities. As of December 31, 2021 and December 31, 2020 for the Successor, there were no active taxing authority examinations in any of the Company's major tax jurisdictions. The Company remains subject to examination for federal and state income tax purposes for the tax years ending 2017 through 2021.
In response to the COVID-19 pandemic, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) was enacted on March 27, 2020 in the United States. The CARES Act includes many measures to assist companies, including temporary changes to income and non-income-based tax laws. One of the key tax provisions of the bill is allowing taxpayers with alternative minimum tax credits to claim a refund in 2020 for the entire amount of the credit instead of recovering the credit through refunds over a period of years, as originally enacted by the Tax Cuts and Jobs Act (“TCJA”) in 2017. On December 27, 2020 the Consolidated Appropriations Act, 2021 was signed into law, providing additional COVID-19 focused relief and extending certain provisions of the CARES Act.
At this time, the Company does not believe that the CARES Act or Consolidated Appropriations Act, 2021 has had or will have a material impact on the Company’s financial statements.